CASH AND RESTRICTED CASH (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalent	$ 166,741	$ 342,342
Restricted cash	$ 56,398	$ 0